Transactions with related parties (Details 2) $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CHF (SFr)	Dec. 31, 2018 USD ($)
Disclosure of transactions between related parties [line items]
Key management personnel compensation	$ 92.2	$ 79.8	$ 70.0
Novartis Pension Fund [member]
Disclosure of transactions between related parties [line items]
Borrowings credit facility uncommitted					$ 500.0
Key management personnel of entity or parent [member]
Disclosure of transactions between related parties [line items]
Key management personnel compensation	$ 82.3	$ 70.4	$ 60.1
Dr. Alex Krauer [member]
Disclosure of transactions between related parties [line items]
Key management personnel compensation | SFr				SFr 60,000